Third Avenue Variable Series Trust

Supplement dated December 31, 2016
to Prospectus dated April 29, 2016

Effective December 31, 2016, the following information supplements the Funds’ Prospectus dated April 29, 2016:

Update of named Portfolio Managers of the Third Avenue Variable Series Trust

The following information replaces information on page 4 of the Prospectus under the heading “Portfolio Management.”

Effective December 31, 2016, the existing list of Portfolio Managers will be updated with the following:

Robert L. Rewey, III, CFA, Lead Portfolio Manager since 2014.

Yang Lie, Portfolio Manager since 2013.